Stock Plans, Share-Based Payments and Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Plans, Share-Based Payments and Warrants

Note 13 – Stock Plans and Share-Based Payments

The fair value of stock options and restricted stock is recognized as stock-based compensation expense in the Company’s condensed consolidated statement of operations and comprehensive loss. The Company calculates stock-based compensation expense in accordance with ASC 718. The fair value of stock-based awards is amortized over the vesting period of the award.

Stock Options

During the three months ended March 31, 2019, the Company granted stock options to purchase 9,617 shares of common stock to a director. These stock options are being expensed over the respective vesting period, which is based on a service condition. The fair value of the stock options granted during the three months ended March 31, 2019 was approximately $31,000.

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model. The below assumptions for the risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility were utilized for the stock options granted during the three months ended March 31, 2019.

Assumptions for Option Grants
Stock Price Volatility	92.1%
Risk-Free Interest Rates	2.47%
Expected Life (in years)	5.75
Expected Dividend Yield	-%

Stock-based compensation expense related to stock options was approximately $143,000 and $130,000 for the three months ended March 31, 2019 and 2018, respectively. For the three months ended March 31, 2019, approximately $124,000 and $19,000 are included in selling, general and administrative expenses and research and development expenses, respectively, on the accompanying condensed consolidated statement of operations and comprehensive loss. For the three months ended March 31, 2018, approximately $120,000 and $10,000 are included in selling, general and administrative expenses and research and development expenses, respectively, on the accompanying condensed consolidated statement of operations and comprehensive loss. During the three months ended March 31, 2018, previously issued stock options were modified for an employee who is no longer employed with the Company. As a result of this modification, approximately $12,000 was recognized as stock option modification expense and included in research and development expenses on the accompanying condensed consolidated statement of operations and comprehensive loss. The remaining income recorded as stock based compensation included in research and development expenses of approximately $2,000 for the three months ended March 31, 2018 is primarily due to the reversal of expense due to the forfeiture of unvested stock options.

There was no tax benefit related to expense recognized in the three months ended March 31, 2019 and 2018, as the Company is in a net operating loss position. As of March 31, 2019, there was approximately $1,193,000 of total unrecognized compensation expense related to unvested stock-based awards granted under the equity compensation plans. Approximately $230,000 of the $1,193,000 total unrecognized compensation expense will be recognized at the time that certain performance conditions are met. The remaining unrecognized compensation expense of approximately $963,000 will be amortized over the weighted average remaining requisite service period of 2.0 years. Such amount does not include the effect of future grants of equity compensation, if any.

Restricted Stock

Total stock-based compensation expense for restricted stock was approximately $15,000 and $112,000 for the three months ended March 31, 2019 and 2018, respectively. For the three months ended March 31, 2019, approximately $14,000 and $1,000 are included in selling, general and administrative expenses and research and development expenses, respectively, on the accompanying condensed consolidated statement of operations and comprehensive loss. For the three months ended March 31, 2018, approximately $100,000 and $12,000 are included in selling, general and administrative expenses and research and development expenses, respectively, on the accompanying condensed consolidated statement of operations and comprehensive loss.

As of March 31, 2019, there was approximately $15,000 of unrecognized compensation expense related to restricted stock awards, which is expected to be recognized over the next three months.

The aggregate shares of common stock legally issued and outstanding as of December 31, 2018 is greater than the aggregate shares of common stock outstanding for accounting purposes by the amount of unvested restricted shares.

Note 16 - Stock Plans, Share-Based Payments and Warrants

Stock Plans

In 2015, the Board of Directors adopted the Nephros, Inc. 2015 Equity Incentive Plan (“2015 Plan”) and reserved and authorized 777,777 shares of common stock for issuance pursuant to stock options, restricted stock and other equity incentive awards to the Company’s employees, directors and consultants. In December 2017, the Board of Directors approved an amendment to the 2015 Plan increasing the number of shares of common stock authorized thereunder to 1,111,111 shares. The maximum contractual term for stock options granted under the 2015 Plan is 10 years.

As of December 31, 2018, options to purchase 707,756 shares of common stock had been issued to employees under the 2015 Plan and were outstanding. The options issued to employees expire on various dates between April 15, 2025 and December 31, 2028. As of December 31, 2018, options to purchase 3,334 shares of common stock issued to non-employees under the 2015 Plan were outstanding and will expire on May 31, 2021. Taking into account all options and restricted stock granted under the 2015 Plan, there are 51,213 shares available for future grant under the 2015 Plan. Options currently outstanding are fully vested or will vest upon a combination of the following: immediate vesting, performance-based vesting or straight-line vesting of two or four years. Of the 711,090 options granted, 205,057 options will vest when specified performance criteria are met.

The Company’s previously adopted and approved plan, the 2004 Stock Incentive Plan (“2004 Plan”), expired in the year ended December 31, 2014. As of December 31, 2018, options to purchase 115,036 shares of common stock had been issued to employees under the 2004 Plan and were outstanding. The options expire on various dates between January 6, 2019 and March 26, 2024. As of December 31, 2018, 49,726 options had been issued to non-employees under the 2004 Plan and were outstanding. Such options expire at various dates between March 24, 2021 and November 17, 2024. No shares are available for future grants under the 2004 Plan. Options currently outstanding are fully vested.

Share-Based Payments

Expense related to share-based payments is recognized over the vesting period of the options. The Company has elected to recognize forfeitures as they occur. Stock-based compensation expense recognized for the years ended December 31, 2018 and 2017 was approximately $525,000 and $456,000, respectively.

Approximately $500,000 and $426,000 has been recognized in selling, general and administrative expenses on the consolidated statement of operations and comprehensive loss for the years ended December 31, 2018 and 2017, respectively. Approximately $25,000 and $30,000 has been recognized in research and development expenses on the consolidated statement of operations and comprehensive loss for the years ended December 31, 2018 and 2017, respectively.

The following table summarizes the option activity for the years ended December 31, 2018 and 2017:

	Shares	Weighted Average Exercise Price
Outstanding at December 31, 2016	510,309	5.40
Options granted	256,849	3.96
Options forfeited or expired	(14,791)	6.98
Outstanding at December 31, 2017	752,367	$4.91
Options granted	127,017	5.57
Options forfeited or expired	(42,146)	4.14
Options exercised	(11,112)	2.70
Outstanding at December 31, 2018	826,126	$5.08

The following table summarizes the options exercisable and vested and expected to vest as of December 31, 2018 and 2017:

	Shares	Weighted Average Exercise Price
Exercisable at December 31, 2017	252,450	$4.91
Vested and expected to vest at December 31, 2017	723,374	$4.92
Exercisable at December 31, 2018	297,531	$5.82
Vested and expected to vest at December 31, 2018	795,472	$5.10

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model with the below assumptions for the risk-free interest rates, expected dividend yield, expected lives and expected stock price volatility.

	Option Pricing Assumptions
Grant Year	2018	2017
Stock Price Volatility	92,42%	104.56%
Risk-Free Interest Rates	2.71%	2.19%
Expected Life (in years)	6.15	6.11
Expected Dividend Yield	0%	0%

Expected volatility is based on historical volatility of the Company’s common stock at the time of grant. The risk-free interest rate is based on the U.S. Treasury yields in effect at the time of grant for periods corresponding with the expected life of the options. For the expected life, the Company is using the simplified method as described in the SEC Staff Accounting Bulletin 107. This method assumes that stock option grants will be exercised based on the average of the vesting periods and the option’s life.

The weighted-average fair value of options granted in 2018 and 2017 is $4.32 and $3.24, respectively. The aggregate intrinsic values of stock options outstanding and stock options vested or expected to vest as of December 31, 2018 were approximately $441,000 and $425,000, respectively. A stock option has intrinsic value, at any given time, if and to the extent that the exercise price of such stock option is less than the market price of the underlying common stock at such time. The weighted-average remaining contractual life of options vested or expected to vest as of December 31, 2018 was 7.25 years.

The aggregate intrinsic values of stock options outstanding and of stock options vested or expected to vest as of December 31, 2017 were approximately $170,000 and $162,000, respectively. The weighted-average remaining contractual life of options vested or expected to vest as of December 31, 2017 was 7.8 years.

As of December 31, 2018, there was approximately $1,311,000 of total unrecognized compensation cost related to unvested share-based compensation awards granted under the equity compensation plans. Approximately $230,000 of the $1,311,000 total unrecognized compensation will be recognized if and when certain performance conditions are met. The remaining approximately $1,081,000 will be amortized over the weighted average remaining requisite service period of 2.2 years.

Restricted Stock Issued to Employees and Directors

The Company has issued restricted stock as compensation for the services of certain employees and non-employee directors. The grant date fair value of restricted stock is based on the fair value of the common stock on the date of grant, and compensation expense is recognized based on the period in which the restrictions lapse.

The following table summarizes restricted stock activity for the years ended December 31, 2018 and 2017:

	Shares	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2016	106,369	$3.18
Granted	90,787	4.48
Vested	(108,339)	3.18
Nonvested at December 31, 2017	88,817	4.50
Granted	49,890	5.58
Vested	(83,722)	4.50
Forfeited	(5,095)	4.50
Nonvested at December 31, 2018	49,890	$5.58

The total fair value of restricted stock that vested during the years ended December 31, 2018 and 2017 was approximately $377,000 and $345,000, respectively.

Total stock-based compensation expense for the restricted stock granted to employees and non-employee directors was approximately $460,000 and $316,000, respectively, for the years ended December 31, 2018 and 2017. Approximately $416,000 and $264,000 is included in selling, general and administrative expenses on the accompanying consolidated statement of operations and comprehensive loss for the years ended December 31, 2018 and 2017, respectively. Approximately $44,000 and $52,000 is included in research and development expenses on the accompanying consolidated statement of operations and comprehensive loss for the years ended December 31, 2018 and 2017, respectively. Approximately $30,000 of stock-based compensation expense was recognized in the year ended December 31, 2017 related to restricted stock granted to employees in 2017 to settle liabilities for services incurred in prior years. As of December 31, 2018, there was approximately $87,000 of unrecognized compensation expense related to the restricted stock awards, which is expected to be recognized over the next six months.

The aggregate shares of common stock legally issued and outstanding as of December 31, 2018 is greater than the aggregate shares of common stock outstanding for accounting purposes by the amount of unvested restricted shares.